Operating leases (Tables)	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for three and nine months ended September 30, 2024 and September 30, 2023 were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	(in thousands)
Operating lease costs	$12,263	$11,850	$34,713	$37,539
Income from sub-leases	(340)	(284)	(977)	(845)
Net operating lease costs	$11,923	$11,566	$33,736	$36,694

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of September 30, 2024 were as follows:

(in thousands)
Year 1	$44,534
Year 2	39,371
Year 3	32,510
Year 4	24,789
Year 5	18,197
Thereafter	47,063
Total future minimum lease payments	206,464
Lease imputed interest	(22,242)
Total	$184,222